Accounts Receivable and Accrued Revenues	12 Months Ended
Dec. 31, 2020
Trade And Other Current Receivables [Abstract]
Accounts Receivable and Accrued Revenues

15. ACCOUNTS RECEIVABLE AND ACCRUED REVENUES

As at December 31,	2020	2019
Accruals	1,053	1,221
Prepaids and Deposits	121	54
Partner Advances	175	16
Trade	96	212
Joint Operations Receivables	35	36
Other	8	17
	1,488	1,556